PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]
The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the years ended December 31, 2016 and 2015. The Company acquired nine Properties during the year ended December 31, 2016. The following unaudited pro forma information for the years ended December 31, 2016 and 2015 has been prepared to give effect to the acquisitions as if the acquisitions had occurred on January 1, 2015. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Years Ended December 31,
	2016	2015
Revenues	$3,091,194	$1,931,992
Depreciation and amortization	$1,544,205	$965,137
Net income	$425,865	$264,998